CONSOLIDATED BALANCE SHEET $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets
Intangible assets, net	$ 33,083	$ 31,931	$ 32,484
Property, plant and equipment, net	108,916	107,101	106,559
Equity affiliates: investments and loans	30,457	27,889	31,053
Other investments	1,543	1,051	1,625
Non-current financial assets	2,395	2,731	2,404
Deferred income taxes	3,418	5,049	5,400
Other non-current assets	4,313	2,388	2,797
Total non-current assets	184,125	178,140	182,322
Current assets
Inventories, net	19,317	22,936	19,952
Accounts receivable, net	23,442	24,378	21,983
Other current assets	20,821	36,070	35,144
Current financial assets	6,585	8,746	12,315
Cash and cash equivalents	27,263	33,026	21,342
Assets classified as held for sale	2,101	568	400
Total current assets	99,529	125,724	111,136
TOTAL ASSETS	283,654	303,864	293,458
Shareholders' equity
Common shares	7,616	8,163	8,224
Paid-in surplus and retained earnings	126,857	123,951	117,849
Currency translation adjustment	(13,701)	(12,836)	(12,671)
Treasury shares	(4,019)	(7,554)	(1,666)
Total shareholders' equity - TotalEnergies share	116,753	111,724	111,736
Non-controlling interests	2,700	2,846	3,263
Total shareholders' equity	119,453	114,570	114,999
Non-current liabilities
Deferred income taxes	11,688	11,021	10,904
Employee benefits	1,993	1,829	2,672
Provisions and other non-current liabilities	21,257	21,402	20,269
Non-current financial debt	40,478	45,264	49,512
Total non-current liabilities	75,416	79,516	83,357
Current liabilities
Accounts payable	41,335	41,346	36,837
Other creditors and accrued liabilities	36,727	52,275	42,800
Current borrowings	9,590	15,502	15,035
Other current financial liabilities	446	488	372
Liabilities directly associated with the assets classified as held for sale	687	167	58
Total current liabilities	88,785	109,778	95,102
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 283,654	$ 303,864	$ 293,458